Business Segments [Text Block] (Tables)	12 Months Ended
Mar. 31, 2014
Financial Information By Business Segment [Table Text Block]

	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group	Integrated Trust Assets Business Group	Integrated Global Business Group			Global Markets	Other	Total
				Other than MUAH	MUAH	Total
	(in billions)
Fiscal year ended March 31, 2012:
Net revenue:	¥1,227.1	¥870.7	¥140.1	¥364.6	¥252.0	¥616.6	¥727.9	¥(1.3)	¥3,581.1
BTMU and MUTB:	583.0	778.2	55.7	286.1	—	286.1	645.8	0.6	2,349.4
Net interest income	467.7	402.8	—	128.2	—	128.2	309.0	39.6	1,347.3
Net fees	105.6	303.1	55.7	122.6	—	122.6	(16.4)	(27.3)	543.3
Other	9.7	72.3	—	35.3	—	35.3	353.2	(11.7)	458.8
Other than BTMU and MUTB(1)	644.1	92.5	84.4	78.5	252.0	330.5	82.1	(1.9)	1,231.7
Operating expenses	915.8	440.5	87.3	196.5	173.0	369.5	128.1	161.4	2,102.6

Operating profit (loss)	¥311.3	¥430.2	¥52.8	¥168.1	¥79.0	¥247.1	¥599.8	¥(162.7)	¥1,478.5

Fiscal year ended March 31, 2013:
Net revenue:	¥1,207.8	¥864.0	¥138.8	¥465.4	¥288.5	¥753.9	¥763.0	¥(10.8)	¥3,716.7
BTMU and MUTB:	561.5	767.9	55.4	358.4	—	358.4	655.7	(8.6)	2,390.3
Net interest income	428.1	382.2	—	181.5	—	181.5	262.1	64.1	1,318.0
Net fees	124.8	312.6	55.4	141.6	—	141.6	(19.2)	(32.8)	582.4
Other	8.6	73.1	—	35.3	—	35.3	412.8	(39.9)	489.9
Other than BTMU and MUTB(1)	646.3	96.1	83.4	107.0	288.5	395.5	107.3	(2.2)	1,326.4
Operating expenses	917.3	434.4	88.3	246.8	205.4	452.2	142.5	174.4	2,209.1

Operating profit (loss)	¥290.5	¥429.6	¥50.5	¥218.6	¥83.1	¥301.7	¥620.5	¥(185.2)	¥1,507.6

Fiscal year ended March 31, 2014:
Net revenue:	¥1,290.6	¥924.5	¥159.2	¥567.9	¥375.9	¥943.8	¥568.6	¥(13.6)	¥3,873.1
BTMU and MUTB:	569.9	801.0	65.5	443.1	—	443.1	411.6	(4.4)	2,286.7
Net interest income	398.1	374.8	—	235.8	—	235.8	219.5	79.6	1,307.8
Net fees	163.5	337.5	65.5	164.7	—	164.7	(23.1)	(62.0)	646.1
Other	8.3	88.7	—	42.6	—	42.6	215.2	(22.0)	332.8
Other than BTMU and MUTB(1)	720.7	123.5	93.7	124.8	375.9	500.7	157.0	(9.2)	1,586.4
Operating expenses	961.9	438.4	94.4	299.5	266.9	566.4	176.5	172.4	2,410.0

Operating profit (loss)	¥328.7	¥486.1	¥64.8	¥268.4	¥109.0	¥377.4	¥392.1	¥(186.0)	¥1,463.1

Note:
(1)	Includes MUFG and its subsidiaries other than BTMU and MUTB.

Reconciliation Of Operating Profit (Loss) From Segments To Consolidated Statements Of Income [Table Text Block]

	2012	2013	2014
	(in billions)
Operating profit:	¥1,479	¥1,508	¥1,463
Credit (provision) for credit losses	(224)	(145)	106
Trading account profits (losses)—net	372	285	(394)
Equity investment securities gains (losses)—net	(95)	(22)	170
Debt investment securities losses—net	(153)	(153)	(6)
Foreign exchange gains (losses)—net	21	(53)	(48)
Equity in earnings (losses) of equity method investees—net	(499)	60	111
Impairment of goodwill	—	—	(8)
Impairment of intangible assets	(31)	(3)	—
Other—net	(20)	(61)	26

Income before income tax expense	¥850	¥1,416	¥1,420